Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Current Provision
Federal			$ 0	$ 0
State			2	(28)
Foreign			25	1,024
Total current provision	431	2	27	996
Deferred Expense
Federal			7	15
State			1	3
Total deferred expense	10	11	8	18
Total provision for income taxes	$ 441	$ 13	$ 35	$ 1,014